Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2018	$ 2,218
2019	2,158
2020	2,135
2021	2,174
2022	2,213
Thereafter	3,961
Total future minimum lease payments	14,859
Rent expense	$ 2,400	$ 2,500	$ 3,000